STUART M. FRIED, CPA














                                 LENED, INC.

                            REPORT TO STOCKHOLDERS

                             FINANCIAL STATEMENTS

                                MARCH 31, 1997

                                                      STUART  M. FRIED, CPA




                                 LENED, INC.
                           REPORT TO STOCK HOLDERS
                             FINANCIAL STATEMENTS
                              TABLE OF CONTENTS
                                MARCH 31, 1997





                                                                PAGE
                                                                ----
INDEPENDENT AUDITOR'S REPORT                                      1

STATEMENTS OF ASSETS, LIABILITIES AND CAPITAL
SECURITIES                                                        2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED
NET INCOME (LOSS)                                                 3

STATEMENTS OF CHANGES IN NET ASSETS                               4

STATEMENTS OF CASH FLOWS                                          5

NOTES TO FINANCIAL STATEMENTS                                  6-15

                     [LETTERHEAD OF STUART M. FRIED, CPA]


                             ACCOUNTANTS' REPORT
                             -------------------

To the Board of Directors and
Stockholders of Lened, Inc.
New York, New York

We have reviewed the accompanying statement of assets, liabilities and capital securities of Lened, Inc. (A New Jersey corporation) as of March 31, 1997, and the related statements of operations, undistributed net income (loss) and statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.
All information in these financial statements is the representation of Lened, Inc. The statement of assets, liabilities and capital securities as of March 31, 1997 has been derived from and does not include all of the disclosures contained in the financial statements for the year ended September 30, 1996. Those financial statements were audited by us in our report thereon, dated November 10, 1996 and which expressed an unqualified opinion on them.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an examination in accordance with generally accepted auditing standards (which will be performed for the full year), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the statement of assets, liabilities and capital securities as of March 31, 1997 and the related statements of operations, undistributed net income (loss) and net unrealized gain (loss) on investments and cash flows for the six months ended March 31, 1997 for them to be in conformity with generally accepted accounting principles.



                                                    /s/ STUART M. FRIED, CPA

                                                    STUART M. FRIED, CPA
W. Caldwell, New Jersey
May 14, 1997

                                                      STUART M. FRIED, CPA





                                 LENED, INC.
                      STATEMENTS OF ASSETS, LIABILITIES
                            AND CAPITAL SECURITIES


                                    ASSETS
                                    ------

                                                 6 MONTHS      YEAR ENDED
                                               ENDED 3/31/97     9/30/96
                                               -------------   -----------
                                                (Unaudited)
INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest, at fair market
 value (amortized cost $1,712,840
 and $1,729,006) (Note 1)                        $1,763,815     $1,786,084
Cash                                                    669            903
Investment in Vista New York Tax-Free
 Money Market Fund (2.57% avg. interest rate)        40,812         81,608
Prepaid expenses                                        711          1,293
                                                 ----------     ----------
                                                 $1,806,007     $1,869,888
                                                 ==========     ==========

                      LIABILITIES AND CAPITAL SECURITIES
                      ----------------------------------

LIABILITIES
  Dividends payable                              $        0     $   92,531
  Other current liabilities                           6,610         11,641
                                                 ----------     ----------
                                                      6,610        104,172
                                                 ----------     ----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
  Common stock, no par value, 25,200 shares
  authorized, 18,960 issued and outstanding          22,500         22,500
  Paid in capital                                   144,732        144,732
  Retained earnings                               1,569,202      1,577,132
  Undistributed net income (loss)                    42,032         (7,930)
Unrealized appreciation of investments               20,931         29,282
                                                 ----------     ----------
  Total stockholders' equity (equivalent to
   $94.90 per share at 3/31/97 and $93.13
   per share at 9/30/96)                          1,799,397      1,765,716
                                                 ----------     ----------
                                                 $1,806,007     $1,869,888
                                                 ==========     ==========



See accountants' review report and notes to financial statements.

                                                      STUART M. FRIED, CPA





                                 LENED, INC.
                          STATEMENTS OF OPERATIONS,
                       UNDISTRIBUTED NET INCOME (LOSS)


                                            6 MONTHS     YEAR ENDED
                                          ENDED 3/31/97    9/30/96
                                          -------------  -----------
(Unaudited)


INVESTMENT INCOME:

 INCOME:
  Interest income on tax free municipals     $ 49,381     $108,481
  Dividend income - tax free                      864        3,574
                                             --------     --------
                                               50,245      112,055
                                             --------     --------
EXPENSES:
  Custodial fees (Note 4)                         894        2,293
  Audit fees                                      500        2,400
  Legal fees                                    2,267        3,000
  Taxes other than income taxes                     0          250
  Office expense                                4,616        8,466
   Insurance                                      583        1,929
   Filing fees                                    125          250
                                             --------     --------
                                                8,985       18,588
                                             --------     --------
INVESTMENT INCOME                              41,260       93,467
Net realized gain (loss) from
 investment transactions                          832       (8,695)
                                             --------     --------
INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                            42,092       84,772
Less: Federal income taxes                         60          171
                                             --------     --------
NET INVESTMENT INCOME                          42,032       84,601
Less: Dividends paid                                0       92,531
                                             --------     --------
UNDISTRIBUTED NET INCOME (LOSS)              $ 42,032     $ (7,930)
                                             ========     ========












See accountants' review report and notes to financial statements.

                                                      STUART M. FRIED, CPA






                                 LENED, INC.
                     STATEMENTS OF CHANGES IN NET ASSETS




                                                6 MONTHS         YEAR ENDED
                                              ENDED 3/31/97        9/30/96
                                              -------------      -----------
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net                         $   41,200       $   93,296
Net realized gain (loss) on investments                832           (8,695)
Change in unrealized appreciation
  (depreciation)                                    (8,351)         (19,188)
                                                ----------       ----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           33,681           65,413

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                    0           92,531
                                                ----------       ----------

TOTAL INCREASE (DECREASE)                           33,681          (27,118)

NET ASSETS BEGINNING OF PERIOD                   1,765,716        1,792,834
                                                ----------       ----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $42,032 and
($7,930), respectively)                         $1,799,397       $1,765,716
                                                ==========       ==========


DIVIDENDS PER SHARE                             $        0       $     4.88
                                                ==========       ==========












See accountants' review report and notes to financial statements.

                                                      STUART M. FRIED, CPA







                                 LENED, INC.
                           STATEMENTS OF CASH FLOWS
                         INCREASE (DECREASE) IN CASH


                                                     6 MONTHS     YEAR ENDED
                                                   ENDED 3/31/97    9/30/96
                                                    (Unaudited)
                                                   -------------  -----------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                            $ 42,032     $  84,601
Adjustments to reconcile net income
to net cash provided by operating
activities:
Changes in assets and liabilities:
        (Increase) Decrease in municipal bonds with
   accrued interest at fair market value                22,269       (48,686)
 (Increase) Decrease in Vista New York
   Tax Free Money Market Fund                           40,796        90,167
 (Increase) Decrease in prepaid expenses                   582           504
 Increase (Decrease) in other current liabilities       (5,031)        3,486
Realized ( gain) loss from investment transactions
  included in net income                                  (832)        8,695
                                                      --------     ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES               99,816       138,767
                                                      --------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Increase (Decrease) in unrealized appreciation
   of investments                                       (8,351)      (19,188)
  Realized gain (loss) from investment transactions        832        (8,695)
                                                      --------     ---------
NET CASH (USED)  BY INVESTING ACTIVITIES                (7,519)      (27,883)
                                                      --------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid                                       (92,531)     (110,724)
                                                      --------     ---------
NET INCREASE (DECREASE) IN CASH AND
CASH EQUIVALENTS                                          (234)          160
CASH - BEGINNING OF PERIOD                                 903           743
                                                      --------     ---------
CASH - END OF PERIOD                                  $    669     $     903
                                                      ========     =========


SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

       Cash paid during the period for:
  Income taxes                                        $    250     $     250







See accountants' review report and notes to financial statements.

                                                      STUART M. FRIED, CPA





                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997




NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------
Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.




See accountants' review report

                                                      STUART M. FRIED, CPA



                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997


(c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value.

        At March 31, 1997
           Unrealized Appreciation of Bonds totaled            $   24,991
           Unrealized Depreciation of Bonds totaled                (4,060)
                                                               ----------
           Net unrealized Appreciation of Investments          $   20,931
                                                               ==========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $ 0 for the six months ended March 31, 1997 and $520,000 for the year ended September 30, 1996. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $14,971 for the six months ended March 31, 1997 and $465,000 for the year ended September 30, 1996.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $92,531 ($4.88 per share) for the year ended September 30, 1996.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the six months ended March 31, 1997, the Company was charged an aggregate of $894 and $2,293 for the year ended September 30, 1996.



See accountants' review report

                                                      STUART M. FRIED,CPA



                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997



NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

NOTE 6 - CONTINGENT LIABILITIES AND EVENTS
------------------------------------------

Lened International Corp., a subsidiary of Lened, Inc. ceased its activities as a Domestic International Sales Corporation. Untaxed income of the subsidiary originally in an amount in excess of $600,000 was taxable to Lened, Inc., the parent, over an eight year period. No liability is or was provided on the balance sheet, under Subchapter M of the Internal Revenue Code, which stipulates that this type of distribution to the shareholders of a regulated investment company is taxable directly to the shareholders.

The Internal Revenue Service has not examined income tax returns for all open years.

























See accountants' review report.

                                                      STUART M. FRIED, CPA

                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997


NOTE 7 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                            6 MONTHS     YEAR ENDED
                                         ENDED 3/31/97     9/30/96
                                         -------------   ----------
                                           (Unaudited)

Investment income                           $   2.64      $   5.91
Operating expenses                               .47           .98
                                            --------      --------
INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                     2.17          4.93

FEDERAL INCOME TAX                                 0             0
                                            --------      --------

INVESTMENT INCOME - NET                         2.17          4.93

Dividends to shareholders                          0          4.88
                                            --------      --------

                                                2.17           .05

Realized and unrealized gain (loss)
 on investments - net                           (.40)        (1.48)
                                            --------      --------

CHANGE IN NET VALUE                             1.77         (1.43)

NET ASSET VALUE:
  Beginning of period                          93.13         94.56
                                            --------      --------

  End of period                             $  94.90      $  93.13
                                            ========      ========

Ratio of operating expenses to
 average net assets                            .0050%        .0102%

Ratio of investment income net to
 average net assets                            .0280%        .0614%

Portfolio turnover                                 0%        26.74%

Number of shares outstanding at end
 of period                                    18,960        18,960






See accountants' review report

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997



NOTE 8 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                    Principal      Amortized     Fair Market*
Name and Title of Issuer              Amount          Cost           Value
------------------------            ---------      ---------     ------------

Cusip #010014AS7
Akron Central School Dist, N.Y.
A General Obligation (FSA)
5.4% Due 6/1/2001                   $  50,000      $  51,647      $  52,245

Cusip #010014AT5
Akron Central School District, N.Y.
A General Obligation (FSA)
5.4% Due 6/1/2002                     175,000        180,883        183,053

Cusip #23354NAG8
Dade County FLA Res Recovery
FAC 5.0% Due 10/1/03
REFC (AMBAL) Rev                      100,000         99,459        102,096

Cusip #246006GU8
Delaware County Authority,
P.A. Hospital Revenue
(Mercy Catholic Med Ctr-Ser B)
7.25%  Due 11/1/2002-97NC              60,000         59,930         63,844

Cusip #254764CN1
District of Columbia Hospital
Refunding & Impt Revenue
(Childrens Hosp-A) (Insd By FGIC)
5.8%  Due 7/15/2001-NC                100,000        100,366        104,370

Cusip #254760YL9
District of Columbia A General
Obligation Series A (RFDG)
5.625%  Due 6/1/2002                   50,000         50,180         52,864





See accountants' review report

                                                      STUART M. FRIED, CPA

                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997



                                    Principal      Amortized     Fair Market*
Name and Title of Issuer              Amount          Cost           Value
------------------------            ---------      ---------     ------------

Cusip #2547620M2
District Columbia G/O
5.625% Due 6/1/02
Ref- Ser A- (FSA- CR)                 100,000        102,754        102,670

Cusip #2547603MI
District of Columbia A General
Obligation (Series A) 6%
Due 6/1/2009                           50,000         51,624         52,226

Cusip #386442LV7
Grand River Dam Authority, Okal.
Refunding Revenue
Prerefunded 6-1-97 @ 102.
7%   Due 6/1/2006-97NC                 25,000         24,986         26,213

Cusip #396080ED1
Greenville Hospital System Board of
Trustees, S.C. Hospital Facilities
Revenue Series B
4.9%  Due 5/1/2005-98 NC               95,000         95,003         95,562

Cusip #451295HW2
Idaho Health Facilities Authority
Refunding Revenue
(Bannock Regl Med Ctr Proj)
7.6%   Due 5/1/2003                    20,000         20,103         21,397

Cusip #462590BF6
Iowa Student Loan Liquidity Corp.
Student
Loan Revenue (Insured by Ambac)
6.6%  Due 12/1/2000                    90,000         93,730         96,546

Cusip #544738AJ6
Los Angeles County Public Works
Fing Auth., Calif. Refunding
Revenue (Capital Construction)
4.6%   Due 3/1/2002                   100,000         98,353         99,383



See accountants' review report

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997


                                    Principal      Amortized     Fair Market*
Name and Title of Issuer              Amount          Cost           Value
------------------------            ---------      ---------     ------------

Cusip #561842FQ3
Manatee County Housing Finance
Auth. Fla. Single Family Mortgage
Revenue (1985 Ser A) (Insd By FGIC)
9.125%   Due  6/1/2016                  5,000          5,051          5,166

Cusip #626190RU8
Municipal Assistance Corp., N.Y.
Series #60  Callable
7%  Due 7/1/2006-97NC                  20,000         19,647         20,905

Cusip #639683J51
Nebraska Public Power
District, NEB Refunding
Power Supply System - Series
4.5% Due 1/1/2000                      70,000         68,490         70,533

Cusip #645793UF5
New Jersey Health Care Facilities
Financing Authority Revenue
(Kennedy Med-Univ Med Ctr-Ser D)
7.875%  Due 7/1/2009-98NC              20,000         19,941         21,432

Cusip #645905PE4
New Jersey Economic
Dev Auth Rev
5.4% Due 2/1/06
Call Preddie Sch Proj
Ser-A                                  60,000         60,859         61,081

Cusip #649652UT9
New York City, N.Y.
A General Obligation
Series A
7.0% Due 8/1/2004-8/1/97NC             15,000         14,529         15,589

Cusip #649649XT2
New York City, N.Y.
A General Obligation
Series B
7.2%  Due 2/1/1998-NC                  50,000         49,983         51,875



See accountants' review report

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997


                                    Principal      Amortized     Fair Market*
Name and Title of Issuer              Amount          Cost           Value
------------------------            ---------      ---------     ------------

Cusip #649650VY1
New York City, N.Y.
A General Obligation
(Series H)
6.8%  Due 2/1/2000-NC                  35,000         35,009         36,964

Cusip #649655DH7
New York City, N.Y.
A General Obligation
8% Due 8/1/2010-98NC                   20,000         20,001         21,592


Cusip #6496644M8
New York City, G/O
SER-A
5.7% Due 8/1/02                        40,000         40,000         41,056

Cusip #649652US1
New York City, N.Y.
A General Obligation
(Prerefunded 8/1/97 @101.50)
7%  Due 8/1/2004 - 8/1/97NC            10,000          9,917         10,313

Cusip #649831VJ0
New York State Dormitory Authority
City University System Consolidated
Revenue
Series A  8%  Due 7/1/2007-97NC        55,000         55,090         57,764






See accountants' review  report

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997


                                    Principal      Amortized     Fair Market*
Name and Title of Issuer              Amount          Cost           Value
------------------------            ---------      ---------     ------------

Cusip #649900AJ6
New York State Environmental
Facilities Corp., N.Y. Resource
Recovery Revenue (Huntington Proj)
7.5%  Due 10/1/2012-99NC               50,000         50,000         55,961

Cusip #649858WM5
New York State Housing
Finance Agency
Non Profit Housing Project
6.5%   Due  11/1/1999                  25,000         24,867         26,208

Cusip #649868NJ1
New York State Housing Finance Agency
Housing Help Revenue
7.7%  Due 11/1/1997-NC                 20,000         20,160         20,825

Cusip #6498814H9
New York State Medical Care Facilities
Finance Agency Revenue
7%  Due 8/15/1998-NC                   40,000         40,321         41,739











See accountants' review report

                                                       STUART M. FRIED, CPA



                                 LENED, INC.
                        NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1997



                                    Principal      Amortized     Fair Market*
Name and Title of Issuer              Amount          Cost           Value
------------------------            ---------      ---------     ------------

Cusip #882585AD4
Texas National Research Laboratory
Commission Financing Corp.
Lease Revenue
(Supercond Super Coll PJ)
6%  Due 12/1/1998-NC                   75,000         74,957         78,760

Cusip #896559BL4
Trinity River Auth., Texas Big Bear
Creek Interceptor RFDG Revenue
(Waste Water Sys Cont) (MBIA)
4.5 %  Due 2/1/2003                    75,000         75,000         73,583
                                   ----------     ----------      ---------


TOTAL INVESTMENT -102.0%           $1,700,000     $1,712,840      1,763,815
                                   ==========     ==========
OTHER ASSETS LESS LIABILITIES - 2%                                   35,582
                                                                  ---------
NET ASSETS - 100%                                                $1,799,397
                                                                 ==========
NET ASSET VALUE PER SHARE                                        $    94.90
                                                                 ==========
OUTSTANDING SHARES AT MARCH 31, 1997                                 18,960
                                                                 ==========


* Includes accrued interest








See accountants' review report